Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Fair Value and Fair Value Hierarchy of Financial Instruments [abstract]
Schedule of Carrying Amounts that Reasonably Approximate to Fair Values	The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:
	Carrying amount			Fair value
	December 31, 2022	June 30, 2023		December 31, 2022	June 30, 2023
	RM	RM	USD	RM	RM	USD
Financial assets
Financial assets at fair value through profit or loss	72,295	76,044	16,291	72,295	76,044	16,291
Financial assets at fair value through other comprehensive income	12,819,747	7,002,234	1,500,082	12,819,747	7,002,234	1,500,082

Schedule of Fair Value Measurement Hierarchy	The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RM	RM	RM	RM
As at December 31, 2022
Financial assets at fair value through profit or loss	-	-	72,295	72,295
Financial assets at fair value through other comprehensive income	12,819,747	-	-	12,819,747
As at June 30, 2023
Financial assets at fair value through profit or loss	-	-	76,044	76,044
Financial assets at fair value through other comprehensive income	-	-	7,002,234	7,002,234

Schedule of Movements in Fair Value Measurements	The movements in fair value measurements within Level 1 during the years are as follow:
	December 31, 2022	June 30, 2023
	RM	RM	USD

Quoted/Unquoted equity shares at fair value through other comprehensive income
At beginning of year	34,221,879	12,819,747	2,746,363
Total unrealized gain recognized in other comprehensive income/(loss)	(21,402,132)	-	-
Disposal	-	(12,819,747)	(2,746,363)
At end of year	12,819,747	-	-